Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2017 USD ($)
Contingencies (Textual)
Contingent liabilities related to audit fees in percentage	10.00%
Allscripts agreement payment	$ 900,000
Description of new leasing arrangements	The current lease is a three-year lease beginning December 1, 2016, with options for up to an additional 6 years. The rent is payable monthly at rates of $6,232, $6,308, and $6,384 per month for years 1, 2, and 3 of the lease, respectively. The monthly rates for the option years range from $6,384 per month to $6,688 per month for the option years 4 through 9 of the lease. If the Company fails to exercise its option for option years 4 and 5, a least termination payment of $7,300 will be due at the end of the initial 3-year term.
Lease expiration date	Nov. 30, 2016
Operating lease payable	$ 2,700
Operating leases rent expense	1,370
Allscripts payment of remaining amount	325,000
Additional payment of termination	$ 220,440
Description of administer and software	The Company has an agreement with a third party to host and administer its software through March 31, 2018 at a rate of $24,230 per month for a total of $72,690 for the three-month period.
Installment 1 [Member]
Contingencies (Textual)
Allscripts agreement payment	$ 250,000
Installment 2 [Member]
Contingencies (Textual)
Allscripts agreement payment	$ 650,000